Principal changes in the scope of consolidation in 2021 - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions, shares in Millions, $ in Millions						12 Months Ended
		Dec. 03, 2021 EUR (€)	Nov. 09, 2021 EUR (€)	Apr. 29, 2021 EUR (€)	Apr. 16, 2021	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)	[2]	Nov. 09, 2021 USD ($) $ / shares	Sep. 14, 2021 EUR (€)	Sep. 14, 2021 $ / shares	Aug. 03, 2021 $ / shares	Apr. 09, 2021 EUR (€)	Apr. 09, 2021 USD ($)	Apr. 08, 2021 EUR (€)	Apr. 08, 2021 USD ($)	Nov. 02, 2020 € / shares shares	Jun. 23, 2020
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[1]					€ (5,594)	€ (5,336)	[2]	€ (488)
Translate Bio
Disclosure of detailed information about business combination [line items]
Investments in equity instruments designated at fair value through OCI, ownership percentage							8.00%													5.00%
Kymab
Disclosure of detailed information about business combination [line items]
Cash transferred																	€ 973	$ 1,100
Commitments related to milestone payments for projects under collaboration agreements | $																		$ 350
Other intangible assets																	€ 965
Net cash flow on acquisition						(932)
Kiadis
Disclosure of detailed information about business combination [line items]
Other intangible assets				€ 341
Net cash flow on acquisition						(326)
Number of shares included in public offer (in shares) | shares																			61
Purchase price (in USD per share) | € / shares																			€ 5.45
Proportion of issued and outstanding share capital tendered into the public offer					95.03%
Financial interest in principal fully consolidated companies				97.39%
Proportion of ownership interest in subsidiary to be held after statutory public buy-out procedure				100.00%
Tidal Therapeutics
Disclosure of detailed information about business combination [line items]
Cash transferred															€ 136	$ 160
Commitments related to milestone payments for projects under collaboration agreements | $																$ 310
Other intangible assets															€ 130
Net cash flow on acquisition						(135)
Translate Bio
Disclosure of detailed information about business combination [line items]
Other intangible assets												€ 396
Net cash flow on acquisition						(2,333)
Purchase price (in USD per share) | $ / shares													$ 38	$ 38
Goodwill												€ 2,179
Negative contribution to consolidated net income						72
Acquisition costs, period cost						€ 13
Kadmon
Disclosure of detailed information about business combination [line items]
Other intangible assets			€ 1,739
Net cash flow on acquisition			€ 1,575
Purchase price (in USD per share) | $ / shares											$ 9.50
Estimated purchase price on a fully-diluted basis | $											$ 1,900
Origimm Biotechnology GmbH
Disclosure of detailed information about business combination [line items]
Cash transferred		€ 55
Commitments related to milestone payments for projects under collaboration agreements		95
Other intangible assets		55
Net cash flow on acquisition		€ 50

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2021, it includes the net cash outflows on the acquisitions of Kymab, Kiadis, Tidal, Translate Bio, Kadmon and Origimm (see Note D.1.). For 2020, it includes the net cash outflows on the acquisitions of Synthorx and Principia (see Note D.2.1.).
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.